[LOGO]CMA(R)

CMA CALIFORNIA
MUNICIPAL MONEY FUND                            [GRAPHIC OMITTED]
-------------------------------------
Semi-Annual Report

September 30, 2000
-------------------------------------

[LOGO]Merrill Lynch

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2000, CMA California Municipal Money Fund paid shareholders a net annualized yield of 3.19%.* As of September 30, 2000, the Fund's 7-day yield was 3.49%.

Economic Environment

Since our last report to shareholders, the US economy has shown signs of slowing to a more moderate and sustainable pace. The Federal Reserve Board, which met three times during the period, chose to raise short-term interest rates only at its May 16, 2000 meeting. The 50 basis point (0.50%) increase moved the Federal Funds rate to its current level of 6.50%. Since the Federal Reserve Board commenced the tightening cycle in June 1999, the Federal Funds rate has increased 175 basis points. Inflation indicators remained in check with the exception of energy prices. Unfavorable weather conditions during the upcoming winter months could place more pressure on this sector. US financial markets posted mixed results as fixed-income securities experienced some moderate gains, while equity indexes declined. The intermediate range of the US Treasury yield curve posted the strongest gains as investors became more comfortable with the concept that the Federal Reserve Board's current tightening cycle may be approaching an end. As a result, the yields on two-year and five-year notes fell 52 basis points and 48 basis points, respectively. The Dow Jones Industrial Average and the NASDAQ Composite Index both ended the period lower as disappointing corporate earnings and mounting profit warnings weighed heavily on equity prices.

For the six-month period ended September 30, 2000, technical factors strongly influenced short-term municipal yields as demand for short-term tax-exempt securities varied. At the onset of the period, assets flowed out of short-term municipal money funds because of income tax payments. By early May 2000, these outflows pushed variable rate yields higher and the average 7-day variable yield rose to a six-month high of 5.84%. However, by the middle of the period, assets moved back into the shorter end of the municipal market in response to coupon reinvestments and maturities. By early July 2000, these inflows decreased the average yield on a 7-day variable rate to a period low of 3.21%. Finally, at the end of the six-month period, short-term interest rates rose again as demand for products in this sector subsided, forcing broker/dealers to raise yields in an attempt to minimize inventories.

Investment Strategy

During the six-month period ended September 30, 2000, CMA California Municipal Money Fund continued to employ a neutral investment strategy. We maintained the Fund's average portfolio maturity primarily in the

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


                                                                               1
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40-day-55-day range. Beginning in June and continuing through September, approximately $4.0 billion in one-year California municipal notes were brought to market. This amount reflects a 10% decrease when compared to the same period in 1999. The state of California and many of its municipalities benefited from the strong domestic economy and experienced a substantial increase in tax revenues. The rise in revenues translated into reduced reliance by municipalities on short-term debt to fund expenditures and subsequently decreased California note issuance. We participated in several of the initial offerings and purchased securities with yields ranging from 4.15% to 4.27%. However, strong demand for California municipal notes lowered the yield on a one-year security to a range of 3.70%-3.75% by period end. We continued to maintain approximately 25% of the Fund's assets in the tax-exempt commercial paper sector. These holdings provided the Fund with solid credit quality, diversification and, most importantly, the flexibility to shorten or extend the average portfolio maturity when appropriate. Finally, our investment strategy continued to provide shareholders with an attractive yield compared with other California municipal money funds with a similar investment objective.

Subject to market conditions, we anticipate in the months ahead that we will continue to follow a neutral portfolio investment strategy. As year-end approaches, we will seek opportunities to purchase commercial paper with maturities into late February 2001-March 2001. These purchases would allow us to secure attractive yields through the first quarter of 2001, which we believe will be a period of high demand for short-term tax-exempt securities. Energy prices may have a significant effect on the macroeconomic picture in the upcoming six months as rising fuel prices could place further pressure on corporate earnings and consumer spending.

In Conclusion

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Vice President and Portfolio Manager

November 1, 2000


2
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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000                  (IN THOUSANDS)
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
                    Face
State              Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
California--                 ABN Amro Munitops Certificates Trust, VRDN (a):
94.5%              $ 6,500       Series 1998-17, 3.91% due 7/05/2006 (c) .................................  $   6,500
                     5,373       Series 1999-7, 3.91% due 7/04/2007 (b) ..................................      5,373
                    12,000       Series 1999-8, 3.75% due 4/04/2007 (c) ..................................     12,000
                             California Educational Facilities Authority Revenue Bonds, VRDN (a):
                     6,500       (Life Chiropractic College), 3.75% due 1/01/2025 ........................      6,500
                     4,000       (Pepperdine University), Series B, 4.35% due 11/01/2029 .................      4,000
                     4,000       (San Francisco Conservatory), 4.50% due 3/01/2025 .......................      4,000
                             California HFA, Home Mortgage Revenue Bonds, AMT:
                    10,000       Series S, 4.25% due 8/01/2001 (g) .......................................     10,000
                     2,900       Series W, 3.90% due 10/01/2001 ..........................................      2,900
                             California HFA, M/F Housing Revenue Bonds, VRDN,
                             AMT, Series A (a):
                    14,865       4.85% due 2/01/2026 .....................................................     14,865
                    10,000       4.85% due 2/01/2035 .....................................................     10,000
                     1,000   California Infrastructure and Economic Development Bank Empowerment
                             Revenue Bonds (Gold Coast Baking Company Project), VRDN, AMT,
                             5.25% due 4/01/2012 (a) .....................................................      1,000
                     5,600   California Pollution Control Financing Authority, Environmental Improvement
                             Revenue Bonds (Atlantic Richfield Co. Project), VRDN, AMT,
                             4.70% due 12/01/2032 (a) ....................................................      5,600
                             California Pollution Control Financing Authority, PCR, Refunding
                             (Pacific Gas and Electric), VRDN (a):
                    14,300       AMT, Series B, 5.15% due 11/01/2026 .....................................     14,300
                     5,500       Series C, 5.05% due 11/01/2026 ..........................................      5,500
                    33,650       Series E, 5.00% due 11/01/2026 ..........................................     33,650
                     3,700       Series F, 5.20% due 11/01/2026 ..........................................      3,700
                    13,900       Series G, 5.10% due 2/01/2016 ...........................................     13,900
                             California Pollution Control Financing Authority, PCR, Refunding
                             (Southern California Edison Company), VRDN (a):
                    34,100       Series A, 5.05% due 2/28/2008 ...........................................     34,100
                    10,800       Series B, 5.05% due 2/28/2008 ...........................................     10,800
                     6,500       Series C, 5.05% due 2/28/2008 ...........................................      6,500
                    20,300       Series D, 5.05% due 2/28/2008 ...........................................     20,300
                             California Pollution Control Financing Authority, Resource Recovery
                             Revenue Bonds, VRDN (a):
                    34,300       (Atlantic Richfield Co. Project), Series A, 5.15% due 12/01/2024 ........     34,300
                    12,725       (Delano Project), AMT, 5.05% due 8/01/2019 ..............................     12,725

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Portfolio Abbreviations for CMA California Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes

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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
--------------------------------------------------------------------------------

                    Face
State              Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
California                   California Pollution Control Financing Authority, Solid Waste Disposal
(continued)                  Revenue Bonds, VRDN, AMT (a):
                   $ 3,120       (Edco Disposal Corp. Project), Series A, 4.70% due 10/01/2016 ...........  $   3,120
                     2,900       (Shell Martinez Refining), Series B, 5.10% due 10/01/2031 ...............      2,900
                    10,100       (Shell Oil Company--Martinez Project), Series A, 5.10% due 10/01/2024 ...     10,100
                             California Pollution Control Financing Authority, Solid Waste Disposal
                             Revenue Bonds, VRDN, AMT (Taormina Industries Inc. Project) (a):
                     4,965       4.40% due 8/01/2014 .....................................................      4,965
                     9,300       Series A, 4.40% due 8/01/2016 ...........................................      9,300
                    16,385       Series B, 4.40% due 8/01/2014 ...........................................     16,385
                    75,000   California Public Capital Improvements, Financing Authority Revenue Bonds
                             (Pooled Project), Series D, 3.95% due 12/15/2000 ............................     75,000
                    66,000   California School Cash Reserve Program Authority Revenue Bonds (Pooled),
                             Series A, 5.25% due 7/03/2001 (d) ...........................................     66,470
                    11,195   California School Facilities Financing Corporation, COP, Refunding (Capital
                             Improvement Financing Projects), VRDN, Series C, 4.60% due 7/01/2022 (a) ....     11,195
                             California State, CP:
                    22,000       4% due 10/06/2000 .......................................................     22,000
                     4,600       3.60% due 10/12/2000 ....................................................      4,600
                    15,000       3.90% due 10/13/2000 ....................................................     15,000
                    20,000       3.65% due 11/09/2000 ....................................................     20,000
                    15,000       3.75% due 11/09/2000 ....................................................     15,000
                    20,000       3.90% due 11/09/2000 ....................................................     20,000
                    16,800       4% due 11/09/2000 .......................................................     16,800
                    15,000       3.85% due 11/10/2000 ....................................................     15,000
                    15,000       4% due 11/10/2000 .......................................................     15,000
                    11,500       3.60% due 11/20/2000 ....................................................     11,500
                     7,000       3.60% due 12/01/2000 ....................................................      7,000
                     5,000       3.70% due 12/08/2000 ....................................................      5,000
                     7,600       3.55% due 12/12/2000 ....................................................      7,600
                    25,000       3.80% due 12/20/2000 ....................................................     25,000
                     3,500   California State Economic Development Financing Authority, IDR
                             (Harvel Plastics Inc. Project), VRDN, AMT, 5.75% due 3/01/2010 (a) ..........      3,500
                             California State GO, MSTR, VRDN (a):
                     8,555       Series SGA-7, 5.03% due 9/01/2018 (e) ...................................      8,555
                     9,600       Series SGA-39, 5.03% due 6/01/2014 (b) ..................................      9,600
                     8,340       Series SGA-40, 5.03% due 6/01/2013 (c) ..................................      8,340
                     9,370       Series SGA-72, 5.03% due 6/01/2017 (c) ..................................      9,370
                    30,070   California Statewide Communities Development Authority, COP
                             (Continuing Care/University Project), VRDN, 5.20% due 11/15/2028 (a) ........     30,070
                             California Statewide Communities Development Authority, M/F
                             Housing Revenue Bonds, VRDN, AMT (a):
                    10,000       (Canyon Creek Apartments), Series C, 4.95% due 6/15/2025 (f) ............     10,000
                     3,660       (Greenback Manor Apartments), Series A, 4.45% due 2/01/2028 .............      3,660
                     4,200       (Kimberly Woods), Series B, 4.95% due 6/15/2025 (f) .....................      4,200
                    23,250   California Statewide Communities Development Authority Revenue Bonds,
                             TRAN, Series A, 5.25% due 6/29/2001 .........................................     23,413
                    22,190   California Statewide Communities Development Authority, Solid Waste
                             Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT,
                             5.10% due 12/15/2024 (a) ....................................................     22,190
                    32,000   California Transit Finance Authority Revenue Bonds, VRDN,
                             2.50% due 10/01/2027 (a)(e) .................................................     32,000

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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
--------------------------------------------------------------------------------

                    Face
State              Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
California                   Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.),
(continued)                  VRDN (a):
                   $20,100       AMT, Series A, 5.10% due 3/01/2023 ......................................  $  20,100
                    26,350       AMT, Series B, 5.25% due 12/01/2021 .....................................     26,350
                     6,650       Series A, 5.05% due 7/01/2021 ...........................................      6,650
                             Chula Vista, California, IDR (San Diego Gas and Electric Company),
                             CP, AMT:
                    20,000       Series C, 3.70% due 12/06/2000 ..........................................     20,000
                     9,900       Series C, 3.70% due 12/07/2000 ..........................................      9,900
                    15,000       Series D, 3.80% due 12/08/2000 ..........................................     15,000
                             Clipper Tax-Exempt, COP, VRDN, AMT (a):
                    25,000       Series 98-9, 4.34% due 6/01/2002 ........................................     25,000
                     6,768       Series 98-9, 4.34% due 7/12/2003 ........................................      6,768
                    15,950       Series 98-9, 4.34% due 9/01/2004 ........................................     15,950
                    29,000   Contra Costa, California, Water District, CP, Series A, 3.60% due 11/20/2000      29,000
                    15,525   Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN,
                             Series SGA 24, 5% due 10/01/2019 (a)(b) .....................................     15,525
                     5,800   Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                             AMT, Series A, 4.40% due 6/01/2028 (a) ......................................      5,800
                    16,355   Eagle Tax-Exempt Trust, California, HFA, Mortgage Revenue Bonds, VRDN,
                             Series F-C7, 3.64% due 8/01/2023 (a) ........................................     16,355
                     9,705   Eagle Tax-Exempt Trust, California State, VRDN, Series 97C-0501,
                             3.64% due 11/01/2020 (a) ....................................................      9,705
                    19,200   East Bay, California, Municipal Utility District, Wastewater Treatment
                             System Revenue Bonds, CP, 3.65% due 12/07/2000 ..............................     19,200
                     8,900   Elsinore Valley, California, Municipal Water District, COP, VRDN, Series A,
                             2.80% due 7/01/2029 (a)(c) ..................................................      8,900
                     6,390   Fontana, California, M/F Housing Revenue Bonds (Springtime Apartments
                             Project), VRDN, AMT, Series A, 4.45% due 12/01/2016 (a) .....................      6,390
                     4,685   Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                             Series SGA 76, 5% due 6/01/2024 (a)(c) ......................................      4,685
                    15,000   Fresno County, California, GO, TRAN, 5% due 7/02/2001 .......................     15,083
                     6,620   Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                             (Jeffrey Court Senior Apartments), VRDN, AMT, 4.45% due 3/01/2028 (a) .......      6,620
                    14,900   Huntington Beach, California, GO, TRAN, 4.25% due 10/03/2000 ................     14,901
                     2,155   Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                             4.50% due 12/01/2021 (a) ....................................................      2,155
                    19,430   Loma Linda, California, M/F Housing Revenue Bonds (Loma Linda Springs
                             Apartments), VRDN, AMT, 4.38% due 7/01/2019 (a) .............................     19,430
                    19,000   Long Beach, California, GO, TRAN, 4.50% due 10/20/2000 ......................     19,012
                             Long Beach, California, Harbor Revenue Bonds, CP, AMT, Series A:
                    27,400       3.20% due 12/06/2000 ....................................................     27,400
                    15,000       3.80% due 12/08/2000 ....................................................     15,000
                     3,000   Los Angeles, California, Department of Airports, Airport Municipal Trust
                             Revenue Bonds, FLOATS, Series SG 61, 4.60% due 5/15/2020 (a)(c) .............      3,000
                             Los Angeles, California, Department of Water and Power, CP:
                     3,500       4% due 11/10/2000 .......................................................      3,500
                     6,000       3.85% due 11/15/2000 ....................................................      6,000
                    15,000       3.60% due 11/20/2000 ....................................................     15,000
                    30,000       3.65% due 12/08/2000 ....................................................     30,000
                             Los Angeles, California, Department of Water and Power, Electric Plant
                             Revenue Refunding Bonds, MSTR, VRDN (a):
                     4,075       Series SGA 4, 5% due 11/15/2019 (c) .....................................      4,075
                     4,005       Series SGA 6, 5% due 11/15/2019 (b) .....................................      4,005

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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
--------------------------------------------------------------------------------

                    Face
State              Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
California         $ 5,000   Los Angeles, California, Harbor Department Revenue Bonds, FLOATS,
(continued)                  Series SG-59, 4.60% due 8/01/2026 (a)(b) ....................................  $   5,000
                    25,000   Los Angeles, California, M/F Housing Revenue Bonds, VRDN, Series K,
                             4.10% due 7/01/2010 (a) .....................................................     25,000
                    23,990   Los Angeles, California, Unified School District, COP (Belmont Learning
                             Complex), VRDN, Series A, 4.35% due 12/01/2017 (a) ..........................     23,990
                             Los Angeles, California, Wastewater System Revenue Bonds, CP:
                     5,900       3.90% due 10/02/2000 ....................................................      5,900
                     6,875       3.80% due 11/13/2000 ....................................................      6,875
                     5,470   Los Angeles, California, Wastewater System Revenue Refunding Bonds,
                             Series A, 5% due 2/01/2001 (c) ..............................................      5,494
                    27,430   Los Angeles County, California, Capital Asset Leasing Corporation, Leasehold
                             Revenue Bonds, CP, 3.90% due 11/13/2000 .....................................     27,430
                    33,035   Los Angeles County, California, GO, TRAN, Series A, 5% due 6/29/2001 ........     33,237
                     5,700   Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds
                             (Park Sierra Project), VRDN, AMT, 4.85% due 12/01/2008 (a) ..................      5,700
                             Los Angeles County, California, Metropolitan Transportation Authority,
                             Revenue Refunding Bonds, MSTR, VRDN (a)(e):
                    78,975       Series SGB 1, 4.82% due 7/01/2025 .......................................     78,975
                    40,850       Series SGB 2, 4.82% due 7/01/2021 .......................................     40,850
                             Los Angeles County, California, Metropolitan Transportation Authority,
                             Sales Tax Revenue Bonds, FLOATS (a):
                     6,000       Series SG-46, 4.52% due 7/01/2017 (d) ...................................      6,000
                    50,820       Series SG-55, 4.52% due 7/01/2018 (b) ...................................     50,820
                             Metropolitan Water District of Southern California, CP, Series B:
                    23,000       3.70% due 12/14/2000 ....................................................     23,000
                    14,000       4% due 12/14/2000 .......................................................     14,000
                             Metropolitan Water District of Southern California, Waterworks Revenue
                             Refunding Bonds, VRDN (a):
                    13,500       Series B-1, 5% due 7/01/2035 ............................................     13,500
                    14,900       Series B-4, 3.30% due 7/01/2035 .........................................     14,900
                     7,435   Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                             5% due 8/01/2022 (a)(b) .....................................................      7,435
                    36,090   Municipal Securities Trust Certificates, VRDN, Series 2000-95, Class A,
                             5.15% due 6/29/2001 (a) .....................................................     36,090
                             Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian
                             Hospital), VRDN (a):
                    12,500       Series A, 4.25% due 12/01/2029 ..........................................     12,500
                    25,000       Series B, 4.25% due 12/01/2029 ..........................................     25,000
                    15,000       Series C, 4.25% due 12/01/2029 ..........................................     15,000
                     5,000   Pittsburg, California, Mortgage Obligation Revenue Refunding Bonds, VRDN,
                             Series A, 5.50% due 12/30/2031 (a) ..........................................      5,000
                    13,570   Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                             4.60% due 11/01/2025 (a)(b) .................................................     13,570
                     3,150   Redlands, California, M/F Housing Revenue Bonds (Orange Village Apartments
                             Project), VRDN, AMT, Series A, 4.45% due 8/01/2018 (a) ......................      3,150
                             Sacramento, California, Municipal Utility District, Electric Revenue Bonds:
                    19,713       CP, 4% due 11/08/2000 ...................................................     19,713
                     5,760       MSTR, VRDN, Series SGB 4, 4.82% due 8/15/2021 (a)(d) ....................      5,760
                     9,400   Sacramento, California, Municipal Utility District, Electric Revenue
                             Refunding Bonds, MSTR, VRDN, Series SGA 5, 5% due 11/15/2006 (a)(e) .........      9,400
                    10,000   San Bernardino County, California, COP, Refunding (Medical Center Financing
                             Project), VRDN, 4.35% due 8/01/2026 (a)(b) ..................................     10,000

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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONTINUED)      (IN THOUSANDS)
--------------------------------------------------------------------------------

                    Face
State              Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
California         $ 5,800   San Bernardino County, California, Residential Mortgage Revenue Refunding
(concluded)                  Bonds (Ramona Garden), VRDN, Series A, 4.50% due 2/01/2017 (a) ..............  $   5,800
                     7,000   San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14,
                             4.52% due 5/15/2020 (a)(d) ..................................................      7,000
                    26,500   San Diego County, California, School District Tax and Revenue Anticipation
                             Note Program Note Participants, TRAN, Series C, 6% due 10/04/2001 ...........     27,009
                    11,400   San Francisco, California, Bay Area, CP, Series B, 3.70% due 12/06/2000 .....     11,400
                             San Francisco, California, City and County Airport Commission, International
                             Airport Revenue Bonds (a):
                     3,645       FLOATS, Series SG-88, 4.52% due 5/01/2021 (c) ...........................      3,645
                     7,705       MSTR, VRDN, AMT, Series SGA-56, 5.03% due 5/01/2026 (b) .................      7,705
                    28,005       MSTR, VRDN, Series SG-115, 4.60% due 5/01/2020 (c) ......................     28,005
                    16,555       MSTR, VRDN, Series SG-116, 4.60% due 5/01/2026 (b) ......................     16,555
                    13,000   San Jose, California, M/F Housing Revenue Bonds (Siena), VRDN,
                             4.95% due 12/01/2029 (a) ....................................................     13,000
                     2,000   San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue
                             Bonds, FLOATS, Series SG-49, 2.86% due 11/15/2020 (a)(c) ....................      2,000
                     6,800   Santa Clara, California, Electric Revenue Bonds, Series A,
                             4.23% due 7/01/2001 (b)(h) ..................................................      6,899
                     9,935   Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                             Series SGA-75, 5% due 7/01/2027 (a)(d) ......................................      9,935
                     8,315   Santa Cruz County, California, Public Financing Authority Revenue Bonds,
                             MSTR, VRDN, Series SG-23, 4.52% due 9/01/2023 (a)(b) ........................      8,315
                     5,225   Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                             Project), VRDN, Series A, 4.10% due 6/01/2018 (a) ...........................      5,225
                     3,435   Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                             Project), VRDN, AMT, 4.55% due 6/01/2029 (a) ................................      3,435
                     3,550   Simi Valley, California, Community Redevelopment Agency, M/F Housing
                             Revenue Bonds (Ashlee Manor Project), VRDN, AMT, Series A,
                             4.45% due 10/01/2017 (a) ....................................................      3,550
                    12,000   Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments),
                             VRDN, 4.95% due 9/01/2019 (a) ...............................................     12,000
                    15,000   Sonoma County, California, TRAN, 4% due 11/01/2000 ..........................     15,008
                    13,805   South Coast, California, Local Education Agencies, GO, TRAN,
                             5% due 7/03/2001 ............................................................     13,883
                     6,765   Southern California Public Power Authority, Power Project Revenue Bonds,
                             MSTR, VRDN, Series SG-35, 4.52% due 7/01/2012 (a)(d) ........................      6,765
                     9,900   Southern California Public Power Authority, Power Project Revenue Refunding
                             Bonds (Palo Verde Project), VRDN, Series B, 4.25% due 7/01/2009 (a)(d) ......      9,900
                    44,500   Southern California Public Power Authority, Transmission Project Revenue
                             Refunding Bonds (Southern Transmission), VRDN, 4.25% due 7/01/2019 (a)(d) ...     44,500
                             University of California Revenue Bonds (Board of Regents), CP:
                    10,000       4% due 11/09/2000 .......................................................     10,000
                    10,000       3.60% due 12/18/2000 ....................................................     10,000
                     7,000   Upland, California, Apartment Development Revenue Refunding Bonds
                             (Mountain Springs--Issue A), VRDN, 4.30% due 11/15/2028 (a)(f) ..............      7,000
                    30,000   Ventura County, California, GO, TRAN, Series A, 5% due 7/03/2001 ............     30,175
                     7,500   Watereuse Finance Authority, California, Revenue Bonds, VRDN,
                             2.50% due 5/01/2028 (a)(e) ..................................................      7,500
                    20,045   West Basin, California, Municipal Water District Revenue Bonds, COP
                             (Phase III Recycled Water), VRDN, Series A, 2% due 8/01/2029 (a) ............     20,045

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2000 (CONCLUDED)      (IN THOUSANDS)
--------------------------------------------------------------------------------

                    Face
                   Amount                                          Issue                                      Value
---------------------------------------------------------------------------------------------------------------------
Puerto Rico--                Puerto Rico Commonwealth, Government Development Bank, CP:
5.0%               $18,463       4.05% due 11/08/2000 ...................................................  $   18,463
                    20,820       4% due 11/14/2000 ......................................................      20,820
                     8,000       4% due 12/06/2000 ......................................................       8,000
                     4,000       3.90% due 2/23/2001 ....................................................       4,000
                    26,500       3.90% due 2/26/2001 ....................................................      26,500
                     8,000   Puerto Rico Commonwealth, Government Development Bank Revenue
                             Refunding Bonds, VRDN, 4.35% due 12/01/2015 (a)(b) .........................       8,000
                     8,900   Puerto Rico Commonwealth, Highway and Transportation Authority,
                             Transportation Revenue Refunding Bonds, VRDN, Series A,
                             4.50% due 7/01/2028 (a)(d)                                                         8,900
                             Puerto Rico Electric Power Authority, Power Revenue Bonds,
                             MSTR, VRDN (a)(b):
                    18,010       GO, Series SGA 43, 4.90% due 7/01/2022 .................................      18,010
                     3,000       Series SGA 44, 4.90% due 7/01/2023 .....................................       3,000
---------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost--$2,288,041*)--99.5% ...............................   2,288,041
                             Other Assets Less Liabilities--0.5% ........................................      11,328
                                                                                                           ----------
                             Net Assets--100.0% .........................................................  $2,299,369
                                                                                                           ==========
---------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2000.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   FHA Insured.
(h)   Prerefunded.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$2,288,041,477) ..................                      $ 2,288,041,477
Cash .....................................................................                              107,217
Receivables:
  Interest ...............................................................   $    14,513,604
  Securities sold ........................................................           745,947         15,259,551
                                                                             ---------------
Prepaid registration fees and other assets ...............................                            1,029,940
                                                                                                ---------------
Total assets .............................................................                        2,304,438,185
                                                                                                ---------------
Liabilities:
Payables:
  Securities purchased ...................................................         2,708,756
  Investment adviser .....................................................           745,496
  Distributor ............................................................           576,933          4,031,185
                                                                             ---------------
Accrued expenses and other liabilities ...................................                            1,038,152
                                                                                                ---------------
Total liabilities ........................................................                            5,069,337
                                                                                                ---------------
Net Assets ...............................................................                      $ 2,299,368,848
                                                                                                ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized ........................................................                      $   230,009,643
Paid-in capital in excess of par .........................................                        2,070,085,133
Accumulated realized capital losses--net .................................                             (725,928)
                                                                                                ---------------
Net Assets--Equivalent to $1.00 per share based on 2,300,096,434 shares of
beneficial interest outstanding ..........................................                      $ 2,299,368,848
                                                                                                ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned                        $ 42,887,000

Expenses:
Investment advisory fees ...............................   $  4,699,530
Distribution fees ......................................      1,418,734
Accounting services ....................................        158,326
Transfer agent fees ....................................         90,837
Custodian fees .........................................         48,628
Professional fees ......................................         26,723
Printing and shareholder reports .......................         24,733
Registration fees ......................................         13,031
Pricing fees ...........................................          8,022
Trustees' fees and expenses ............................          5,716
Other ..................................................         17,416
                                                           ------------
Total expenses .........................................                           6,511,696
                                                                                ------------
Investment income--net .................................                          36,375,304
Realized Loss on Investments--Net ......................                            (196,728)
                                                                                ------------
Net Increase in Net Assets Resulting from Operations ...                        $ 36,178,576
                                                                                ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Six         For the Year
                                                                       Months Ended           Ended
                                                                       September 30,         March 31,
Increase (Decrease) in Net Assets:                                         2000                2000
---------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ............................................   $    36,375,304    $    53,469,586
Realized gain (loss) on investments--net ..........................          (196,728)           303,766
                                                                      ---------------    ---------------
Net increase in net assets resulting from operations ..............        36,178,576         53,773,352
                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net .............       (36,375,304)       (53,469,586)
                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..................................     4,500,233,671      8,658,331,275
Value of shares issued to shareholders in reinvestment of dividends        36,376,302         53,469,216
                                                                      ---------------    ---------------
                                                                        4,536,609,973      8,711,800,491
Cost of shares redeemed ...........................................    (4,549,198,866)    (8,670,813,514)
                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions .............................................       (12,588,893)        40,986,977
                                                                      ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets ...........................       (12,785,621)        41,290,743
Beginning of period ...............................................     2,312,154,469      2,270,863,726
                                                                      ---------------    ---------------
End of period .....................................................   $ 2,299,368,848    $ 2,312,154,469
                                                                      ===============    ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios have
been derived from information provided in the   For the Six
financial statements.                           Months Ended                 For the Year Ended March 31,
                                                September 30,    -------------------------------------------------------
Increase (Decrease) in Net Asset Value:             2000            2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .....       $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                 ----------      ----------     ----------     ----------     ----------
Investment income--net ...................              .02             .03            .03            .03            .03
Realized gain (loss) on investments--net .               --+             --+            --+            --+            --+
                                                 ----------      ----------     ----------     ----------     ----------
Total from investment operations .........              .02             .03            .03            .03            .03
                                                 ----------      ----------     ----------     ----------     ----------
Less dividends from investment income--net             (.02)           (.03)          (.03)          (.03)          (.03)
                                                 ----------      ----------     ----------     ----------     ----------
Net asset value, end of period ...........       $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                 ==========      ==========     ==========     ==========     ==========
Total Investment Return ..................            3.19%*          2.59%          2.68%          3.06%          2.90%
                                                 ==========      ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses .................................             .57%*           .58%           .58%           .59%           .60%
                                                 ==========      ==========     ==========     ==========     ==========
Investment income--net ...................            3.19%*          2.56%          2.63%          3.00%          2.85%
                                                 ==========      ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of period (in thousands) .       $2,299,369      $2,312,154     $2,270,864     $2,005,663     $1,565,802
                                                 ==========      ==========     ==========     ==========     ==========

*     Annualized.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 2000, the Fund had a net capital loss carryforward of approximately $529,000, of which $11,000 expires in 2002, $476,000 expires in 2003 and $42,000 expires in 2006. This amount will be available to offset a like amount of any future taxable gains.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
Phillip Gillespie--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11211--9/00

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